Capital and funding - Narrative (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Number of shares acquired	62,976,145	0
Number of shares held by employee share ownership trust		5,884,511
Number of ordinary shares held by other group companies in connection with share-based compensation plans	847,914
Unilever PLC
Disclosure of classes of share capital [line items]
Number of treasury shares held		7,266,666
Number of shares held by employee share ownership trust	4,453,244